Property, Plant and Equipment, Net, and Investment Property, Net - Depreciation (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net
Depreciation of the period		$ 14,258,133	$ 16,258,774
Satellite Transponders
Property, Plant and Equipment, Net
Impairment	$ 20,044
Discontinued operations
Property, Plant and Equipment, Net
Depreciation of the period			$ 21,340